Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.3%
	Bermuda — 0.2%
580	Credicorp Ltd.	$86,959
	Brazil — 11.2%
57,558	Ambev S.A. (BRL)	162,688
20,751	Auren Energia S.A. (BRL)	56,858
25,113	Banco do Brasil S.A. (BRL)	286,357
45,483	Banco Santander Brasil S.A. (BRL)	302,433
37,964	BB Seguridade Participacoes S.A. (BRL)	262,988
106,169	Caixa Seguridade Participacoes S.A. (BRL)	281,946
32,341	CCR S.A. (BRL)	94,408
22,958	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	54,257
6,094	Energisa S.A. (BRL)	67,531
23,625	Eneva S.A. (BRL) (c)	66,192
6,877	Engie Brasil Energia S.A. (BRL)	64,175
8,887	Equatorial Energia S.A. (BRL)	65,350
24,251	GPS Participacoes e Empreendimentos S.A. (BRL) (d)	94,106
19,459	Hypera S.A. (BRL)	143,210
43,544	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	304,510
137,468	Itausa S.A. (Preference Shares) (BRL)	293,467
74,513	Klabin S.A. (BRL)	340,843
45,068	Porto Seguro S.A. (BRL)	266,645
27,320	Raia Drogasil S.A. (BRL)	165,351
18,268	Rumo S.A. (BRL)	86,308
32,685	Suzano S.A. (BRL)	374,314
3,122	Telefonica Brasil S.A. (BRL)	34,346
9,053	TIM S.A. (BRL)	33,416
8,244	Transmissora Alianca de Energia Eletrica S.A. (BRL)	65,136
11,494	WEG S.A. (BRL)	87,336
		4,054,171
	Cayman Islands — 3.4%
885,000	3SBio, Inc. (HKD) (d) (e)	852,302
41,657	Hengan International Group Co., Ltd. (HKD)	154,977
117,000	Sany Heavy Equipment International Holdings Co., Ltd. (HKD)	113,127
235	Tecnoglass, Inc.	10,742
94,143	Tingyi Cayman Islands Holding Corp. (HKD)	114,777
		1,245,925
	Chile — 0.9%
508,893	Banco de Chile (CLP)	59,778
Shares	Description	Value

	Chile (Continued)
1,119,070	Banco Santander Chile (CLP)	$54,619
18,262	Cencosud S.A. (CLP)	34,306
424,596	Enel Chile S.A. (CLP)	27,466
15,196	Falabella S.A. (CLP) (c)	37,947
1,832	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	109,482
		323,598
	China — 11.6%
626,422	Agricultural Bank of China Ltd., Class H (HKD)	241,472
667,865	Bank of China Ltd., Class H (HKD)	254,881
386,182	Bank of Communications Co., Ltd., Class H (HKD)	240,854
1,227,643	CGN Power Co., Ltd., Class H, Series REGS (HKD) (d) (e)	320,726
502,319	China CITIC Bank Corp., Ltd., Class H (HKD)	236,734
189,000	China Coal Energy Co., Ltd., Class H (HKD)	171,851
414,059	China Construction Bank Corp., Class H (HKD)	246,574
271,642	China Petroleum & Chemical Corp., Class H (HKD)	142,283
45,875	China Shenhua Energy Co., Ltd., Class H (HKD)	157,156
3,678,000	China Tower Corp., Ltd., Class H (HKD) (d) (e)	386,241
40,400	Fuyao Glass Industry Group Co., Ltd., Class H, Series REGS (HKD) (d) (e)	196,606
182,914	Huatai Securities Co., Ltd., Class H, Series REGS (HKD) (d) (e)	230,970
485,130	Industrial & Commercial Bank of China Ltd., Class H (HKD)	237,331
23,064	Nongfu Spring Co., Ltd., Class H, Series REGS (HKD) (d) (e)	133,360
650,643	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD)	199,980
198,000	PetroChina Co., Ltd., Class H (HKD)	130,842
181,500	PICC Property & Casualty Co., Ltd., Class H (HKD)	215,703
462,000	Postal Savings Bank of China Co., Ltd., Class H, Series REGS (HKD) (d) (e)	220,690

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
45,529	Sinopharm Group Co., Ltd., Class H (HKD)	$119,238
16,000	Tsingtao Brewery Co., Ltd., Class H (HKD)	107,370
		4,190,862
	Czech Republic — 0.2%
1,657	CEZ AS (CZK)	71,018
	Egypt — 0.1%
19,151	Commercial International Bank - Egypt (EGP) (f)	45,170
	Hong Kong — 0.6%
85,321	BOC Hong Kong Holdings Ltd. (HKD)	231,646
	Hungary — 0.3%
2,472	OTP Bank Nyrt (HUF)	112,586
	India — 33.5%
10,424	Asian Paints Ltd. (INR)	426,211
15,076	Bata India Ltd. (INR)	299,188
31,928	Bharti Airtel Ltd. (INR)	396,041
1,275	Bosch Ltd. (INR)	340,206
2,813	Britannia Industries Ltd. (INR)	180,464
6,365	Colgate-Palmolive India Ltd. (INR)	193,496
23,142	Dabur India Ltd. (INR)	154,959
4,909	Dr. Reddy’s Laboratories Ltd. (INR)	342,034
16,964	Grasim Industries Ltd. (INR)	435,202
54,436	HDFC Bank Ltd. (INR)	1,118,141
5,177	Hindustan Unilever Ltd. (INR)	165,733
87,284	ICICI Bank Ltd. (INR)	1,045,347
28,725	ITC Ltd. (INR)	159,515
47,869	Kotak Mahindra Bank Ltd. (INR)	1,097,641
10,898	Larsen & Toubro Ltd. (INR)	461,779
2,285	Maruti Suzuki India Ltd. (INR)	282,896
567	Nestle India Ltd. (INR)	181,112
17,499	Pidilite Industries Ltd. (INR)	570,958
35,431	Reliance Industries Ltd. (INR)	1,100,628
23,671	Sun Pharmaceutical Industries Ltd. (INR)	358,263
18,434	Tata Consultancy Services Ltd. (INR)	840,336
14,557	Tata Consumer Products Ltd. (INR)	190,119
7,701	Titan Co., Ltd. (INR)	340,144
3,992	UltraTech Cement Ltd. (INR)	503,861
160,195	Wipro Ltd. (INR)	907,301
		12,091,575
Shares	Description	Value

	Indonesia — 3.3%
108,657	Adaro Energy Indonesia Tbk PT (IDR)	$16,796
223,154	Astra International Tbk PT (IDR)	81,887
332,752	Bank Central Asia Tbk PT (IDR)	203,148
487,392	Bank Mandiri Persero Tbk PT (IDR)	191,513
568,820	Bank Negara Indonesia Persero Tbk PT (IDR)	198,572
562,016	Bank Rakyat Indonesia Persero Tbk PT (IDR)	208,972
336,396	Barito Pacific Tbk PT (IDR)	29,058
203,487	Berkah Beton Sadaya Tbk PT (IDR) (c)	661
2,260,386	Bumi Resources Tbk PT (IDR) (c)	12,479
8,632,269	GoTo Gojek Tokopedia Tbk PT (IDR) (c)	48,215
39,398	Indah Kiat Pulp & Paper Tbk PT (IDR)	21,302
151,846	Merdeka Copper Gold Tbk PT (IDR) (c)	26,627
543,091	Telkom Indonesia Persero Tbk PT (IDR)	139,326
15,480	United Tractors Tbk PT (IDR)	22,747
		1,201,303
	Luxembourg — 0.1%
4,016	Allegro.eu S.A. (PLN) (c) (d) (e)	34,013
	Malaysia — 1.5%
90,600	CIMB Group Holdings Bhd (MYR)	115,345
25,300	Inari Amertron Bhd (MYR)	16,573
11,200	Kuala Lumpur Kepong Bhd (MYR)	53,185
55,900	Malayan Banking Bhd (MYR)	108,150
33,400	Petronas Chemicals Group Bhd (MYR)	52,044
121,100	Public Bank Bhd (MYR)	113,062
11,800	Tenaga Nasional Bhd (MYR)	25,783
77,500	YTL Corp. Bhd (MYR)	31,877
57,500	YTL Power International Bhd (MYR)	31,785
		547,804
	Mexico — 6.8%
35,641	Alsea SAB de C.V. (MXN) (c)	134,664
337,518	America Movil S.A.B. de C.V., Series B (MXN)	312,852
10,445	Arca Continental S.A.B. de C.V. (MXN)	114,046
30,742	Banco del Bajio S.A., Series REGS (MXN) (d) (e)	102,829

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Mexico (Continued)
174,390	Cemex S.A.B. de C.V., Series CPO (MXN) (c)	$135,766
16,400	Corp Inmobiliaria Vesta SAB de CV (MXN)	65,123
32,457	Fibra Uno Administracion S.A. de C.V. (MXN)	58,431
8,687	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	113,057
5,539	Gruma S.A.B. de C.V., Class B (MXN)	101,490
10,483	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (MXN)	110,972
6,922	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	120,834
4,766	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	139,620
19,678	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	99,601
11,532	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	115,965
36,745	Grupo Mexico S.A.B. de C.V., Series B (MXN)	203,795
47,646	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (MXN)	107,099
12,867	Qualitas Controladora S.A.B. de C.V. (MXN)	130,011
13,462	Regional SAB de CV (MXN)	128,643
34,869	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	146,963
		2,441,761
	Netherlands — 0.1%
3,469	NEPI Rockcastle N.V. (ZAR)	23,967
247	X5 Retail Group N.V., GDR (c) (e) (f) (g) (h)	0
		23,967
	Philippines — 1.2%
297,810	Ayala Land, Inc. (PHP)	185,274
51,314	BDO Unibank, Inc. (PHP)	120,929
9,300	SM Investments Corp. (PHP)	146,449
		452,652
	Poland — 1.5%
1,848	Bank Polska Kasa Opieki S.A. (PLN)	71,412
81	Budimex S.A. (PLN)	12,887
1,034	CD Projekt S.A. (PLN)	30,221
Shares	Description	Value

	Poland (Continued)
493	Dino Polska S.A. (PLN) (c) (d) (e)	$57,723
1,150	KGHM Polska Miedz S.A. (PLN)	35,861
10	LPP S.A. (PLN)	41,146
5,363	ORLEN S.A. (PLN)	89,275
5,373	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN) (c)	68,713
4,509	Powszechny Zaklad Ubezpieczen S.A. (PLN)	54,169
518	Santander Bank Polska S.A (PLN)	64,481
		525,888
	Russia — 0.0%
7,696	Alrosa PJSC (RUB) (c) (f) (g) (h)	0
40,399	Credit Bank of Moscow PJSC (RUB) (c) (f) (g) (h)	0
172,018	Inter RAO UES PJSC (RUB) (c) (f) (g) (h)	0
96	Magnit PJSC (RUB) (c) (f) (g) (h)	0
15,021	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (f) (g) (h)	0
47	MMC Norilsk Nickel PJSC (RUB) (c) (f) (g) (h)	0
2,140	Mobile TeleSystems PJSC (RUB) (c) (f) (g) (h)	0
1,668	Moscow Exchange MICEX-RTS PJSC (RUB) (c) (f) (g) (h)	0
4,741	Novolipetsk Steel PJSC (RUB) (c) (f) (g) (h)	0
85	Polyus PJSC (RUB) (c) (f) (g) (h)	0
676	Severstal PAO (RUB) (c) (f) (g) (h)	0
10,776	Sistema PJSFC (RUB) (c) (f) (g) (h)	0
3,253	Tatneft PJSC (RUB) (c) (f) (g) (h)	0
		0
	South Africa — 3.8%
7,510	Absa Group Ltd. (ZAR)	67,211
8,845	African Rainbow Minerals Ltd. (ZAR)	96,706
3,069	Aspen Pharmacare Holdings Ltd. (ZAR)	34,142
2,078	Bid Corp., Ltd. (ZAR)	48,467
2,760	Bidvest Group (The) Ltd. (ZAR)	38,066
765	Capitec Bank Holdings Ltd. (ZAR)	84,743

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Africa (Continued)
3,392	Clicks Group Ltd. (ZAR)	$60,397
9,573	Discovery Ltd. (ZAR)	75,192
1,721	Exxaro Resources Ltd. (ZAR)	19,238
20,561	FirstRand Ltd. (ZAR)	82,626
34,225	Growthpoint Properties Ltd. (ZAR)	21,853
15,218	Impala Platinum Holdings Ltd. (ZAR)	75,930
2,363	Mr Price Group Ltd. (ZAR)	20,257
14,121	MTN Group Ltd. (ZAR)	89,161
6,489	Nedbank Group Ltd. (ZAR)	76,704
108,873	Old Mutual Ltd. (ZAR)	77,730
19,034	Pepkor Holdings Ltd. (ZAR) (d) (e)	20,426
8,842	Remgro Ltd. (ZAR)	78,538
19,994	Sanlam Ltd. (ZAR)	79,572
5,764	Sasol Ltd. (ZAR)	58,385
3,658	Shoprite Holdings Ltd. (ZAR)	55,002
7,147	Standard Bank Group Ltd. (ZAR)	81,306
4,841	Woolworths Holdings Ltd. (ZAR)	19,107
		1,360,759
	Taiwan — 13.7%
237,239	Asia Cement Corp. (TWD)	320,410
230,734	Chang Hwa Commercial Bank Ltd. (TWD)	134,574
337,301	China Development Financial Holding Corp. (TWD) (c)	137,930
172,476	China Steel Corp. (TWD)	151,736
33,245	Chunghwa Telecom Co., Ltd. (TWD)	129,988
164,130	E.Sun Financial Holding Co., Ltd. (TWD)	137,976
328,008	Far Eastern New Century Corp. (TWD)	333,453
53,046	Far EasTone Telecommunications Co., Ltd. (TWD)	137,928
149,912	First Financial Holding Co., Ltd. (TWD)	133,839
70,813	Formosa Chemicals & Fibre Corp. (TWD)	143,746
118,173	Formosa Plastics Corp. (TWD)	304,958
65,571	Fubon Financial Holding Co., Ltd. (TWD)	138,447
194,154	Hua Nan Financial Holdings Co., Ltd. (TWD)	141,390
105,907	Mega Financial Holding Co., Ltd. (TWD)	135,272
65,391	Nan Ya Plastics Corp. (TWD)	141,689
Shares	Description	Value

	Taiwan (Continued)
11,900	President Chain Store Corp. (TWD)	$104,496
429,358	Shin Kong Financial Holding Co., Ltd. (TWD) (c)	123,811
228,745	SinoPac Financial Holdings Co., Ltd. (TWD)	146,830
503,863	Synnex Technology International Corp. (TWD)	1,152,512
222,355	Taishin Financial Holding Co., Ltd. (TWD)	131,136
301,527	Taiwan Business Bank (TWD)	134,599
155,475	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	135,260
40,766	Taiwan Mobile Co., Ltd. (TWD)	130,970
44,560	Uni-President Enterprises Corp. (TWD)	108,168
158,888	Yuanta Financial Holding Co., Ltd. (TWD)	142,888
		4,934,006
	Thailand — 4.5%
9,700	Advanced Info Service PCL (THB)	61,669
26,800	Airports of Thailand PCL (THB)	46,914
9,800	Bangkok Bank PCL (THB)	44,934
100,800	Bangkok Dusit Medical Services PCL (THB)	81,951
224,900	Bangkok Expressway & Metro PCL (THB)	52,383
248,900	BTS Group Holdings PCL (THB)	52,868
10,100	Bumrungrad Hospital PCL (THB)	65,691
25,100	Central Pattana PCL (THB)	51,476
108,000	Charoen Pokphand Foods PCL (THB)	62,017
37,000	CP ALL PCL (THB)	60,705
116,800	Gulf Energy Development PCL (THB) (e)	152,277
174,100	Home Product Center PCL (THB)	59,678
30,000	Intouch Holdings PCL (THB)	62,843
13,000	Kasikornbank PCL (THB)	51,417
86,000	Krung Thai Bank PCL (THB)	46,361
37,100	Krungthai Card PCL (THB)	47,282
203,400	Land & Houses PCL (THB)	48,567
69,600	Minor International PCL (THB)	60,154
213,600	PTT Oil & Retail Business PCL (THB) (d) (e)	119,527
119,200	PTT PCL (THB)	124,849
15,900	SCB X PCL (THB)	49,378
6,200	Siam Cement (The) PCL (THB)	55,583
145,700	Thai Beverage PCL (SGD)	57,960

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Thailand (Continued)
16,500	Tisco Financial Group PCL (THB)	$48,220
950,200	TMBThanachart Bank PCL (THB)	46,490
		1,611,194
	Turkey — 1.5%
25,325	Akbank T.A.S. (TRY)	31,385
4,388	Arcelik A.S. (TRY)	19,134
12,856	Aselsan Elektronik Sanayi Ve Ticaret A.S. (TRY)	19,623
2,838	BIM Birlesik Magazalar A.S. (TRY)	28,964
1,975	Coca-Cola Icecek A.S. (TRY)	35,219
2,425	Enerjisa Enerji A.S. (TRY) (d) (e)	3,748
15,064	Enka Insaat ve Sanayi A.S. (TRY)	17,380
11,096	Eregli Demir ve Celik Fabrikalari T.A.S. (TRY) (c)	15,438
846	Ford Otomotiv Sanayi A.S. (TRY)	21,230
14,194	Haci Omer Sabanci Holding A.S. (TRY)	29,116
18,363	Hektas Ticaret T.A.S. (TRY) (c)	12,525
10,636	KOC Holding A.S. (TRY)	51,179
17,164	Koza Altin Isletmeleri A.S. (TRY)	11,375
6,556	Oyak Cimento Fabrikalari AS (TRY) (c)	12,336
868	Pegasus Hava Tasimaciligi A.S. (TRY) (c)	19,131
10,044	Sasa Polyester Sanayi AS (TRY) (c)	12,420
2,420	Tofas Turk Otomobil Fabrikasi A.S. (TRY)	17,245
2,949	Turk Hava Yollari AO (TRY) (c)	22,876
595	Turk Traktor ve Ziraat Makineleri A.S. (TRY)	14,376
12,196	Turkcell Iletisim Hizmetleri A.S. (TRY)	23,218
32,921	Turkiye Is Bankasi A.S., Class C (TRY)	26,097
9,813	Turkiye Petrol Rafinerileri A.S. (TRY)	47,619
9,598	Turkiye Sise ve Cam Fabrikalari A.S. (TRY)	14,924
45,903	Yapi ve Kredi Bankasi A.S. (TRY)	30,437
		536,995
Shares	Description	Value

	United Kingdom — 0.3%
4,937	Anglogold Ashanti PLC (ZAR)	$95,383
	Total Common Stocks	36,219,235
	(Cost $33,318,584)
RIGHTS (a) (b) — 0.0%
	Taiwan — 0.0%
2,200	Mega Financial Holding Co., Ltd., expiring 01/19/24 (TWD) (c) (f) (g)	444
	(Cost $0)

	Total Investments — 100.3%	36,219,679
	(Cost $33,318,584)
	Net Other Assets and Liabilities — (0.3)%	(111,457)
	Net Assets — 100.0%	$36,108,222

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $444 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
CZK	– Czech Koruna
EGP	– Egyptian Pound
GDR	– Global Depositary Receipt
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Long-Term Investments
Financials	36.2%
Materials	12.9
Consumer Staples	9.7
Information Technology	8.1
Industrials	6.5
Consumer Discretionary	5.8
Energy	5.6
Health Care	5.5
Communication Services	5.4
Utilities	3.0
Real Estate	1.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
INR	33.4%
HKD	15.6
TWD	13.6
BRL	11.2
MXN	6.7
THB	4.3
ZAR	4.1
IDR	3.3
PLN	1.5
MYR	1.5
TRY	1.5
PHP	1.3
CLP	0.9
HUF	0.3
USD	0.3
CZK	0.2
SGD	0.2
EGP	0.1
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 23,967	$ 23,967	$ —	$ —**
Russia	—**	—	—	—**
Thailand	1,611,194	57,960	1,553,234	—
Other Country Categories*	34,584,074	34,584,074	—	—
Rights*	444	—	444	—
Total Investments	$36,219,679	$34,666,001	$1,553,678	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.3%
126	General Dynamics Corp.	$32,718
172	HEICO Corp.	30,766
601	Howmet Aerospace, Inc.	32,526
160	L3Harris Technologies, Inc.	33,699
68	Lockheed Martin Corp.	30,820
63	Northrop Grumman Corp.	29,493
386	RTX Corp.	32,478
356	Textron, Inc.	28,630
		251,130
	Air Freight & Logistics — 0.4%
242	Expeditors International of Washington, Inc.	30,782
105	FedEx Corp.	26,562
178	United Parcel Service, Inc., Class B	27,987
		85,331
	Automobiles — 0.7%
5,252	Ford Motor Co.	64,022
1,979	General Motors Co.	71,086
		135,108
	Banks — 2.4%
1,049	Bank of America Corp.	35,320
698	Citigroup, Inc.	35,905
1,072	Citizens Financial Group, Inc.	35,526
1,134	Fifth Third Bancorp	39,112
21	First Citizens BancShares, Inc., Class A	29,798
2,762	Huntington Bancshares, Inc.	35,133
198	JPMorgan Chase & Co.	33,680
227	M&T Bank Corp.	31,117
234	PNC Financial Services Group (The), Inc.	36,235
1,670	Regions Financial Corp.	32,364
1,004	Truist Financial Corp.	37,068
869	U.S. Bancorp	37,610
703	Wells Fargo & Co.	34,602
		453,470
	Beverages — 0.9%
469	Brown-Forman Corp., Class B	26,780
483	Coca-Cola (The) Co.	28,463
108	Constellation Brands, Inc., Class A	26,109
856	Keurig Dr Pepper, Inc.	28,522
425	Molson Coors Beverage Co., Class B	26,014
160	PepsiCo, Inc.	27,175
		163,063
Shares	Description	Value

	Biotechnology — 1.1%
439	AbbVie, Inc.	$68,032
243	Amgen, Inc.	69,989
873	Gilead Sciences, Inc.	70,721
		208,742
	Broadline Retail — 0.3%
1,480	eBay, Inc.	64,558
	Building Products — 1.0%
107	Carlisle Cos., Inc.	33,430
503	Carrier Global Corp.	28,897
522	Johnson Controls International PLC	30,088
74	Lennox International, Inc.	33,117
520	Masco Corp.	34,830
137	Trane Technologies PLC	33,414
		193,776
	Capital Markets — 4.3%
87	Ameriprise Financial, Inc.	33,045
279	Ares Management Corp., Class A	33,179
673	Bank of New York Mellon (The) Corp.	35,030
44	BlackRock, Inc.	35,719
268	Blackstone, Inc.	35,087
952	Carlyle Group (The), Inc.	38,737
184	Cboe Global Markets, Inc.	32,855
523	Charles Schwab (The) Corp.	35,982
143	CME Group, Inc.	30,116
66	FactSet Research Systems, Inc.	31,485
1,169	Franklin Resources, Inc.	34,825
89	Goldman Sachs Group (The), Inc.	34,334
261	Intercontinental Exchange, Inc.	33,520
466	KKR & Co., Inc.	38,608
121	LPL Financial Holdings, Inc.	27,542
91	Moody’s Corp.	35,541
352	Morgan Stanley	32,824
56	MSCI, Inc.	31,676
591	Nasdaq, Inc.	34,361
413	Northern Trust Corp.	34,849
286	Raymond James Financial, Inc.	31,889
79	S&P Global, Inc.	34,801
429	State Street Corp.	33,230
274	T. Rowe Price Group, Inc.	29,507
		808,742
	Chemicals — 1.8%
58	Air Products and Chemicals, Inc.	15,880
97	Albemarle Corp.	14,014
131	Celanese Corp.	20,353
192	CF Industries Holdings, Inc.	15,264
528	Corteva, Inc.	25,302
319	Dow, Inc.	17,494

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
373	DuPont de Nemours, Inc.	$28,695
97	Ecolab, Inc.	19,240
241	International Flavors & Fragrances, Inc.	19,514
44	Linde PLC	18,071
174	LyondellBasell Industries N.V., Class A	16,544
463	Mosaic (The) Co.	16,543
214	PPG Industries, Inc.	32,004
293	RPM International, Inc.	32,708
109	Sherwin-Williams (The) Co.	33,997
132	Westlake Corp.	18,475
		344,098
	Commercial Services & Supplies — 0.8%
58	Cintas Corp.	34,954
106	Republic Services, Inc.	17,481
1,748	Rollins, Inc.	76,335
99	Waste Management, Inc.	17,731
		146,501
	Communications Equipment — 0.9%
1,554	Cisco Systems, Inc.	78,508
307	Motorola Solutions, Inc.	96,119
		174,627
	Construction & Engineering — 0.2%
149	Quanta Services, Inc.	32,154
	Construction Materials — 0.3%
68	Martin Marietta Materials, Inc.	33,926
138	Vulcan Materials Co.	31,327
		65,253
	Consumer Finance — 0.8%
186	American Express Co.	34,845
286	Capital One Financial Corp.	37,500
332	Discover Financial Services	37,317
909	Synchrony Financial	34,715
		144,377
	Consumer Staples Distribution & Retail — 2.1%
115	Costco Wholesale Corp.	75,909
617	Dollar General Corp.	83,881
604	Kroger (The) Co.	27,609
409	Sysco Corp.	29,910
590	Target Corp.	84,028
1,216	Walgreens Boots Alliance, Inc.	31,750
408	Walmart, Inc.	64,321
		397,408
Shares	Description	Value

	Containers & Packaging — 0.4%
90	Avery Dennison Corp.	$18,194
558	Ball Corp.	32,096
181	Packaging Corp. of America	29,487
		79,777
	Distributors — 1.0%
452	Genuine Parts Co.	62,602
1,318	LKQ Corp.	62,987
183	Pool Corp.	72,964
		198,553
	Diversified REITs — 0.1%
267	WP Carey, Inc.	17,304
	Diversified Telecommunication Services — 1.0%
5,561	AT&T, Inc.	93,313
2,577	Verizon Communications, Inc.	97,153
		190,466
	Electric Utilities — 1.2%
311	Alliant Energy Corp.	15,954
200	American Electric Power Co., Inc.	16,244
138	Constellation Energy Corp.	16,131
171	Duke Energy Corp.	16,594
238	Edison International	17,015
163	Entergy Corp.	16,494
297	Evergy, Inc.	15,503
259	Eversource Energy	15,985
398	Exelon Corp.	14,288
442	FirstEnergy Corp.	16,204
263	NextEra Energy, Inc.	15,975
639	PPL Corp.	17,317
233	Southern (The) Co.	16,338
263	Xcel Energy, Inc.	16,282
		226,324
	Electrical Equipment — 0.8%
188	AMETEK, Inc.	30,999
130	Eaton Corp. PLC	31,307
288	Emerson Electric Co.	28,031
89	Hubbell, Inc.	29,275
97	Rockwell Automation, Inc.	30,116
		149,728
	Electronic Equipment, Instruments & Components — 4.0%
1,671	Amphenol Corp., Class A	165,646
696	CDW Corp.	158,215
4,606	Corning, Inc.	140,253
1,106	Jabil, Inc.	140,904
1,136	TE Connectivity Ltd.	159,608
		764,626

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services — 0.5%
1,017	Baker Hughes Co.	$34,761
887	Halliburton Co.	32,065
616	Schlumberger N.V.	32,057
		98,883
	Entertainment — 0.4%
542	Electronic Arts, Inc.	74,151
	Financial Services — 0.8%
320	Apollo Global Management, Inc.	29,821
503	Fidelity National Information Services, Inc.	30,215
241	Global Payments, Inc.	30,607
70	Mastercard, Inc., Class A	29,856
121	Visa, Inc., Class A	31,502
		152,001
	Food Products — 2.0%
358	Archer-Daniels-Midland Co.	25,855
250	Bunge Global S.A.	25,238
658	Campbell Soup Co.	28,445
986	Conagra Brands, Inc.	28,259
422	General Mills, Inc.	27,489
135	Hershey (The) Co.	25,169
711	Hormel Foods Corp.	22,830
220	J.M. Smucker (The) Co.	27,804
454	Kellanova	25,383
804	Kraft Heinz (The) Co.	29,732
292	Lamb Weston Holdings, Inc.	31,562
357	McCormick & Co., Inc.	24,426
390	Mondelez International, Inc., Class A	28,248
535	Tyson Foods, Inc., Class A	28,756
		379,196
	Gas Utilities — 0.1%
142	Atmos Energy Corp.	16,458
	Ground Transportation — 0.8%
904	CSX Corp.	31,342
147	J.B. Hunt Transport Services, Inc.	29,362
141	Norfolk Southern Corp.	33,330
68	Old Dominion Freight Line, Inc.	27,562
136	Union Pacific Corp.	33,404
		155,000
	Health Care Equipment & Supplies — 3.7%
676	Abbott Laboratories	74,407
1,734	Baxter International, Inc.	67,037
253	Becton Dickinson & Co.	61,689
206	Cooper (The) Cos., Inc.	77,959
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
962	GE HealthCare Technologies, Inc.	$74,382
835	Medtronic PLC	68,787
443	ResMed, Inc.	76,205
298	STERIS PLC	65,515
239	Stryker Corp.	71,571
583	Zimmer Biomet Holdings, Inc.	70,951
		708,503
	Health Care Providers & Services — 3.5%
754	Cardinal Health, Inc.	76,003
150	Cencora, Inc.	30,807
229	Cigna Group (The)	68,574
387	CVS Health Corp.	30,557
150	Elevance Health, Inc.	70,734
266	HCA Healthcare, Inc.	72,001
135	Humana, Inc.	61,804
326	Laboratory Corp. of America Holdings	74,097
62	McKesson Corp.	28,705
537	Quest Diagnostics, Inc.	74,042
130	UnitedHealth Group, Inc.	68,441
		655,765
	Health Care REITs — 0.2%
342	Ventas, Inc.	17,045
176	Welltower, Inc.	15,870
		32,915
	Hotel & Resort REITs — 0.1%
899	Host Hotels & Resorts, Inc.	17,504
	Hotels, Restaurants & Leisure — 3.5%
456	Darden Restaurants, Inc.	74,921
172	Domino’s Pizza, Inc.	70,904
434	Hilton Worldwide Holdings, Inc.	79,027
1,423	Las Vegas Sands Corp.	70,026
332	Marriott International, Inc., Class A	74,869
248	McDonald’s Corp.	73,534
1,775	MGM Resorts International (a)	79,307
715	Starbucks Corp.	68,647
522	Yum! Brands, Inc.	68,205
		659,440
	Household Durables — 1.8%
607	D.R. Horton, Inc.	92,252
620	Garmin Ltd.	79,695
581	Lennar Corp., Class A	86,592
881	PulteGroup, Inc.	90,937
		349,476

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 0.7%
295	Church & Dwight Co., Inc.	$27,895
206	Clorox (The) Co.	29,374
380	Colgate-Palmolive Co.	30,290
224	Kimberly-Clark Corp.	27,218
185	Procter & Gamble (The) Co.	27,110
		141,887
	Independent Power and Renewable Electricity Producers — 0.1%
991	AES (The) Corp.	19,077
	Industrial Conglomerates — 0.5%
297	3M Co.	32,468
251	General Electric Co.	32,035
150	Honeywell International, Inc.	31,457
		95,960
	Industrial REITs — 0.1%
128	Prologis, Inc.	17,062
	Insurance — 2.9%
374	Aflac, Inc.	30,855
258	Allstate (The) Corp.	36,115
474	American International Group, Inc.	32,113
89	Aon PLC, Class A	25,901
126	Arthur J. Gallagher & Co.	28,335
411	Brown & Brown, Inc.	29,226
138	Chubb Ltd.	31,188
281	Cincinnati Financial Corp.	29,072
77	Everest Group Ltd.	27,226
405	Hartford Financial Services Group (The), Inc.	32,554
454	Loews Corp.	31,594
151	Marsh & McLennan Cos., Inc.	28,610
457	MetLife, Inc.	30,221
399	Principal Financial Group, Inc.	31,389
206	Progressive (The) Corp.	32,812
303	Prudential Financial, Inc.	31,424
176	Travelers (The) Cos., Inc.	33,526
454	W.R. Berkley Corp.	32,107
		554,268
	IT Services — 1.9%
90	Accenture PLC, Class A	31,582
2,072	Cognizant Technology Solutions Corp., Class A	156,498
1,000	International Business Machines Corp.	163,550
		351,630
Shares	Description	Value

	Life Sciences Tools & Services — 2.2%
585	Agilent Technologies, Inc.	$81,332
961	Bio-Techne Corp.	74,151
264	Danaher Corp.	61,074
591	Revvity, Inc.	64,602
129	Thermo Fisher Scientific, Inc.	68,472
174	West Pharmaceutical Services, Inc.	61,269
		410,900
	Machinery — 2.8%
102	Caterpillar, Inc.	30,158
122	Cummins, Inc.	29,227
74	Deere & Co.	29,590
199	Dover Corp.	30,608
375	Fortive Corp.	27,611
381	Graco, Inc.	33,056
134	IDEX Corp.	29,093
121	Illinois Tool Works, Inc.	31,695
436	Ingersoll Rand, Inc.	33,720
125	Nordson Corp.	33,020
346	Otis Worldwide Corp.	30,957
328	PACCAR, Inc.	32,029
71	Parker-Hannifin Corp.	32,710
109	Snap-on, Inc.	31,484
333	Stanley Black & Decker, Inc.	32,667
262	Westinghouse Air Brake Technologies Corp.	33,248
305	Xylem, Inc.	34,880
		535,753
	Media — 1.6%
1,884	Comcast Corp., Class A	82,613
2,091	Fox Corp., Class A	62,040
2,276	Interpublic Group of (The) Cos., Inc.	74,289
876	Omnicom Group, Inc.	75,783
		294,725
	Metals & Mining — 0.5%
441	Freeport-McMoRan, Inc.	18,773
445	Newmont Corp.	18,419
105	Nucor Corp.	18,274
63	Reliance Steel & Aluminum Co.	17,620
153	Steel Dynamics, Inc.	18,069
		91,155
	Multi-Utilities — 0.8%
201	Ameren Corp.	14,540
561	CenterPoint Energy, Inc.	16,028
284	CMS Energy Corp.	16,492
176	Consolidated Edison, Inc.	16,011
337	Dominion Energy, Inc.	15,839
152	DTE Energy Co.	16,759

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
265	Public Service Enterprise Group, Inc.	$16,205
221	Sempra	16,515
187	WEC Energy Group, Inc.	15,740
		144,129
	Office REITs — 0.1%
144	Alexandria Real Estate Equities, Inc.	18,255
	Oil, Gas & Consumable Fuels — 3.7%
216	Cheniere Energy, Inc.	36,873
213	Chevron Corp.	31,771
300	ConocoPhillips	34,821
1,328	Coterra Energy, Inc.	33,891
753	Devon Energy Corp.	34,111
232	Diamondback Energy, Inc.	35,979
284	EOG Resources, Inc.	34,350
885	EQT Corp.	34,214
306	Exxon Mobil Corp.	30,594
235	Hess Corp.	33,878
2,167	Kinder Morgan, Inc.	38,226
1,343	Marathon Oil Corp.	32,447
237	Marathon Petroleum Corp.	35,161
554	Occidental Petroleum Corp.	33,079
566	ONEOK, Inc.	39,744
299	Phillips 66	39,809
157	Pioneer Natural Resources Co.	35,306
419	Targa Resources Corp.	36,398
254	Valero Energy Corp.	33,020
1,066	Williams (The) Cos., Inc.	37,129
		700,801
	Passenger Airlines — 0.7%
1,763	Delta Air Lines, Inc.	70,925
2,410	Southwest Airlines Co.	69,601
		140,526
	Personal Care Products — 0.3%
451	Estee Lauder (The) Cos., Inc., Class A	65,959
	Pharmaceuticals — 2.1%
1,128	Bristol-Myers Squibb Co.	57,878
122	Eli Lilly & Co.	71,116
420	Johnson & Johnson	65,831
636	Merck & Co., Inc.	69,337
1,973	Pfizer, Inc.	56,802
376	Zoetis, Inc.	74,211
		395,175
	Professional Services — 3.6%
116	Automatic Data Processing, Inc.	27,025
Shares	Description	Value

	Professional Services (Continued)
254	Booz Allen Hamilton Holding Corp.	$32,489
160	Broadridge Financial Solutions, Inc.	32,920
152	Equifax, Inc.	37,588
204	Jacobs Solutions, Inc.	26,479
1,523	Leidos Holdings, Inc.	164,850
241	Paychex, Inc.	28,705
541	Paycom Software, Inc.	111,836
2,671	SS&C Technologies Holdings, Inc.	163,225
387	TransUnion	26,591
118	Verisk Analytics, Inc.	28,185
		679,893
	Residential REITs — 0.7%
429	American Homes 4 Rent, Class A	15,427
84	AvalonBay Communities, Inc.	15,727
226	Equity LifeStyle Properties, Inc.	15,942
245	Equity Residential	14,984
68	Essex Property Trust, Inc.	16,860
456	Invitation Homes, Inc.	15,554
112	Mid-America Apartment Communities, Inc.	15,060
122	Sun Communities, Inc.	16,305
405	UDR, Inc.	15,507
		141,366
	Retail REITs — 0.2%
289	Realty Income Corp.	16,594
133	Simon Property Group, Inc.	18,971
		35,565
	Semiconductors & Semiconductor Equipment — 15.3%
802	Analog Devices, Inc.	159,245
1,014	Applied Materials, Inc.	164,339
169	Broadcom, Inc.	188,646
1,495	Entegris, Inc.	179,131
3,948	Intel Corp.	198,387
306	KLA Corp.	177,878
224	Lam Research Corp.	175,450
2,593	Marvell Technology, Inc.	156,384
1,798	Microchip Technology, Inc.	162,144
2,063	Micron Technology, Inc.	176,057
304	Monolithic Power Systems, Inc.	191,757
323	NVIDIA Corp.	159,956
702	NXP Semiconductors N.V.	161,235
1,264	QUALCOMM, Inc.	182,812
1,424	Skyworks Solutions, Inc.	160,086

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
1,397	Teradyne, Inc.	$151,603
883	Texas Instruments, Inc.	150,516
		2,895,626
	Software — 4.1%
2,798	Bentley Systems, Inc., Class B	146,000
275	Intuit, Inc.	171,883
445	Microsoft Corp.	167,338
1,325	Oracle Corp.	139,695
290	Roper Technologies, Inc.	158,099
		783,015
	Specialized REITs — 0.9%
88	American Tower Corp.	18,997
157	Crown Castle, Inc.	18,085
119	Digital Realty Trust, Inc.	16,015
20	Equinix, Inc.	16,108
119	Extra Space Storage, Inc.	19,079
242	Iron Mountain, Inc.	16,935
55	Public Storage	16,775
72	SBA Communications Corp.	18,266
495	VICI Properties, Inc.	15,780
471	Weyerhaeuser Co.	16,377
		172,417
	Specialty Retail — 2.3%
939	Best Buy Co., Inc.	73,505
216	Home Depot (The), Inc.	74,855
314	Lowe’s Cos., Inc.	69,881
578	Ross Stores, Inc.	79,989
734	TJX (The) Cos., Inc.	68,856
321	Tractor Supply Co.	69,025
		436,111
	Technology Hardware, Storage & Peripherals — 5.1%
820	Apple, Inc.	157,875
2,037	Dell Technologies, Inc., Class C	155,831
8,080	Hewlett Packard Enterprise Co.	137,198
5,461	HP, Inc.	164,321
1,850	NetApp, Inc.	163,096
2,128	Seagate Technology Holdings PLC	181,667
		959,988
	Textiles, Apparel & Luxury Goods — 0.4%
682	NIKE, Inc., Class B	74,045
	Tobacco — 0.3%
643	Altria Group, Inc.	25,939
292	Philip Morris International, Inc.	27,471
		53,410
Shares	Description	Value

	Trading Companies & Distributors — 0.6%
302	Fastenal Co.	$19,560
62	United Rentals, Inc.	35,552
40	W.W. Grainger, Inc.	33,148
73	Watsco, Inc.	31,278
		119,538
	Water Utilities — 0.1%
122	American Water Works Co., Inc.	16,103

	Total Investments — 99.8%	18,938,747
	(Cost $16,902,364)
	Net Other Assets and Liabilities — 0.2%	32,887
	Net Assets — 100.0%	$18,971,634

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,938,747	$ 18,938,747	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.2%
660	BWX Technologies, Inc.	$50,642
253	Curtiss-Wright Corp.	56,366
529	Hexcel Corp.	39,014
242	Huntington Ingalls Industries, Inc.	62,833
398	Woodward, Inc.	54,179
		263,034
	Air Freight & Logistics — 0.2%
574	C.H. Robinson Worldwide, Inc.	49,588
	Automobile Components — 0.7%
1,299	BorgWarner, Inc.	46,569
1,611	Gentex Corp.	52,616
391	Lear Corp.	55,213
		154,398
	Automobiles — 0.6%
1,586	Harley-Davidson, Inc.	58,428
551	Thor Industries, Inc.	65,156
		123,584
	Banks — 6.1%
1,002	Bank OZK	49,930
464	BOK Financial Corp.	39,742
1,751	Cadence Bank	51,812
1,830	Columbia Banking System, Inc.	48,824
894	Comerica, Inc.	49,894
813	Commerce Bancshares, Inc.	43,422
407	Cullen/Frost Bankers, Inc.	44,156
705	East West Bancorp, Inc.	50,725
1,479	First Financial Bankshares, Inc.	44,814
3,371	First Horizon Corp.	47,733
3,443	FNB Corp.	47,410
1,304	Glacier Bancorp, Inc.	53,881
1,004	Hancock Whitney Corp.	48,784
1,774	Home BancShares, Inc.	44,936
3,453	KeyCorp	49,723
3,276	New York Community Bancorp, Inc.	33,514
2,555	Old National Bancorp	43,154
554	Pinnacle Financial Partners, Inc.	48,320
590	Popular, Inc.	48,421
681	Prosperity Bancshares, Inc.	46,124
552	SouthState Corp.	46,616
1,336	Synovus Financial Corp.	50,300
1,347	United Bankshares, Inc.	50,580
4,340	Valley National Bancorp	47,132
922	Webster Financial Corp.	46,801
808	Western Alliance Bancorp	53,158
Shares	Description	Value

	Banks (Continued)
492	Wintrust Financial Corp.	$45,633
1,065	Zions Bancorp N.A.	46,722
		1,322,261
	Beverages — 0.5%
117	Coca-Cola Consolidated, Inc.	108,623
	Broadline Retail — 1.0%
167	Dillard’s, Inc., Class A	67,410
4,516	Macy’s, Inc.	90,862
3,509	Nordstrom, Inc.	64,741
		223,013
	Building Products — 2.4%
748	A.O. Smith Corp.	61,665
870	AAON, Inc.	64,267
435	Advanced Drainage Systems, Inc.	61,178
475	Allegion PLC	60,178
796	Fortune Brands Innovations, Inc.	60,607
363	Owens Corning	53,808
330	Simpson Manufacturing Co., Inc.	65,333
336	UFP Industries, Inc.	42,185
1,766	Zurn Elkay Water Solutions Corp.	51,938
		521,159
	Capital Markets — 2.4%
285	Affiliated Managers Group, Inc.	43,155
269	Evercore, Inc., Class A	46,012
347	Houlihan Lokey, Inc.	41,609
429	Interactive Brokers Group, Inc., Class A	35,564
2,559	Invesco Ltd.	45,653
1,014	Jefferies Financial Group, Inc.	40,976
1,198	Lazard Ltd.	41,690
174	MarketAxess Holdings, Inc.	50,956
159	Morningstar, Inc.	45,512
617	SEI Investments Co.	39,210
605	Stifel Financial Corp.	41,836
463	Tradeweb Markets, Inc., Class A	42,077
		514,250
	Chemicals — 2.6%
423	Ashland, Inc.	35,663
975	Avient Corp.	40,531
278	Balchem Corp.	41,353
497	Cabot Corp.	41,500
1,228	Chemours (The) Co.	38,731
450	Eastman Chemical Co.	40,419
1,756	Element Solutions, Inc.	40,634
514	FMC Corp.	32,408
721	H.B. Fuller Co.	58,697
1,411	Huntsman Corp.	35,458
76	NewMarket Corp.	41,483

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
691	Olin Corp.	$37,279
215	Quaker Chemical Corp.	45,885
666	Scotts Miracle-Gro (The) Co.	42,457
		572,498
	Commercial Services & Supplies — 0.5%
314	MSA Safety, Inc.	53,013
325	Tetra Tech, Inc.	54,252
		107,265
	Communications Equipment — 0.4%
2,922	Juniper Networks, Inc.	86,141
	Construction & Engineering — 1.5%
596	AECOM	55,088
658	Arcosa, Inc.	54,377
290	Comfort Systems USA, Inc.	59,644
235	EMCOR Group, Inc.	50,626
2,527	MDU Resources Group, Inc.	50,035
206	Valmont Industries, Inc.	48,103
		317,873
	Construction Materials — 0.3%
297	Eagle Materials, Inc.	60,243
	Consumer Finance — 0.9%
1,392	Ally Financial, Inc.	48,609
370	FirstCash Holdings, Inc.	40,104
927	OneMain Holdings, Inc.	45,609
2,728	SLM Corp.	52,159
		186,481
	Consumer Staples Distribution & Retail — 0.3%
275	Casey’s General Stores, Inc.	75,554
	Containers & Packaging — 2.1%
396	AptarGroup, Inc.	48,953
799	Berry Global Group, Inc.	53,845
559	Crown Holdings, Inc.	51,478
2,221	Graphic Packaging Holding Co.	54,748
741	Greif, Inc., Class A	48,602
971	International Paper Co.	35,102
1,506	Sealed Air Corp.	54,999
1,148	Silgan Holdings, Inc.	51,947
910	Sonoco Products Co.	50,842
		450,516
	Diversified Consumer Services — 0.8%
8,246	ADT, Inc.	56,238
Shares	Description	Value

	Diversified Consumer Services (Continued)
1,218	H&R Block, Inc.	$58,914
918	Service Corp. International	62,837
		177,989
	Diversified REITs — 0.2%
1,716	Essential Properties Realty Trust, Inc.	43,861
	Diversified Telecommunication Services — 0.3%
1,785	Iridium Communications, Inc.	73,471
	Electric Utilities — 1.3%
3,436	Hawaiian Electric Industries, Inc.	48,757
453	IDACORP, Inc.	44,539
1,098	NRG Energy, Inc.	56,767
1,269	OGE Energy Corp.	44,326
574	Pinnacle West Capital Corp.	41,236
1,045	Portland General Electric Co.	45,290
		280,915
	Electrical Equipment — 1.8%
290	Acuity Brands, Inc.	59,401
524	EnerSys	52,903
346	Regal Rexnord Corp.	51,215
4,706	Vertiv Holdings Co., Class A	226,029
		389,548
	Electronic Equipment, Instruments & Components — 4.5%
1,698	Advanced Energy Industries, Inc.	184,946
3,633	Avnet, Inc.	183,103
344	Badger Meter, Inc.	53,103
512	Belden, Inc.	39,552
1,166	Cognex Corp.	48,669
200	Littelfuse, Inc.	53,512
1,753	TD SYNNEX Corp.	188,640
7,082	Vishay Intertechnology, Inc.	169,756
1,600	Vontier Corp.	55,280
		976,561
	Energy Equipment & Services — 0.6%
1,329	ChampionX Corp.	38,820
1,123	Helmerich & Payne, Inc.	40,675
2,265	NOV, Inc.	45,934
		125,429
	Entertainment — 0.6%
2,635	Endeavor Group Holdings, Inc., Class A	62,529
1,670	Warner Music Group Corp., Class A	59,769
		122,298

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services — 1.8%
1,997	Corebridge Financial, Inc.	$43,255
1,309	Equitable Holdings, Inc.	43,590
788	Essent Group Ltd.	41,559
327	Jack Henry & Associates, Inc.	53,435
2,226	MGIC Investment Corp.	42,939
558	PennyMac Financial Services, Inc.	49,310
1,480	Radian Group, Inc.	42,254
559	Voya Financial, Inc.	40,785
3,754	Western Union (The) Co.	44,748
		401,875
	Food Products — 1.4%
3,369	Flowers Foods, Inc.	75,836
759	Ingredion, Inc.	82,374
453	Lancaster Colony Corp.	75,375
20	Seaboard Corp.	71,402
		304,987
	Gas Utilities — 1.0%
817	National Fuel Gas Co.	40,989
1,041	New Jersey Resources Corp.	46,408
619	ONE Gas, Inc.	39,443
700	Southwest Gas Holdings, Inc.	44,345
1,839	UGI Corp.	45,239
		216,424
	Ground Transportation — 1.1%
986	Knight-Swift Transportation Holdings, Inc.	56,843
280	Landstar System, Inc.	54,222
463	Ryder System, Inc.	53,273
1,001	U-Haul Holding Co.	70,510
		234,848
	Health Care Equipment & Supplies — 2.9%
1,862	CONMED Corp.	203,908
5,498	DENTSPLY SIRONA, Inc.	195,674
956	Teleflex, Inc.	238,369
		637,951
	Health Care Providers & Services — 4.7%
361	Chemed Corp.	211,095
2,796	Encompass Health Corp.	186,549
2,021	Ensign Group (The), Inc.	226,777
7,432	Select Medical Holdings Corp.	174,652
1,494	Universal Health Services, Inc., Class B	227,745
		1,026,818
	Health Care REITs — 0.9%
2,430	Healthcare Realty Trust, Inc.	41,869
Shares	Description	Value

	Health Care REITs (Continued)
2,021	Healthpeak Properties, Inc.	$40,016
6,809	Medical Properties Trust, Inc.	33,432
1,119	Omega Healthcare Investors, Inc.	34,308
3,044	Physicians Realty Trust	40,516
		190,141
	Hotel & Resort REITs — 0.4%
2,419	Apple Hospitality REIT, Inc.	40,179
446	Ryman Hospitality Properties, Inc.	49,087
		89,266
	Hotels, Restaurants & Leisure — 3.1%
1,511	Aramark	42,459
862	Boyd Gaming Corp.	53,970
428	Choice Hotels International, Inc.	48,492
452	Churchill Downs, Inc.	60,988
494	Hyatt Hotels Corp., Class A	64,423
521	Marriott Vacations Worldwide Corp.	44,228
546	Texas Roadhouse, Inc.	66,738
236	Vail Resorts, Inc.	50,379
2,569	Wendy’s (The) Co.	50,044
292	Wingstop, Inc.	74,921
754	Wyndham Hotels & Resorts, Inc.	60,629
567	Wynn Resorts Ltd.	51,659
		668,930
	Household Durables — 2.9%
396	Installed Building Products, Inc.	72,397
1,133	KB Home	70,767
2,063	Leggett & Platt, Inc.	53,989
1,272	MDC Holdings, Inc.	70,278
428	Meritage Homes Corp.	74,557
5,806	Newell Brands, Inc.	50,396
1,210	Tempur Sealy International, Inc.	61,674
709	Toll Brothers, Inc.	72,878
392	Whirlpool Corp.	47,734
831	Worthington Enterprises, Inc.	47,824
		622,494
	Household Products — 0.4%
2,915	Reynolds Consumer Products, Inc.	78,239
	Independent Power and Renewable Electricity Producers — 0.4%
605	Ormat Technologies, Inc.	45,853
1,275	Vistra Corp.	49,113
		94,966
	Industrial REITs — 1.1%
1,220	Americold Realty Trust, Inc.	36,929

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial REITs (Continued)
223	EastGroup Properties, Inc.	$40,929
780	First Industrial Realty Trust, Inc.	41,083
752	Rexford Industrial Realty, Inc.	42,187
1,075	STAG Industrial, Inc.	42,205
653	Terreno Realty Corp.	40,924
		244,257
	Insurance — 3.4%
334	American Financial Group, Inc.	39,709
259	Assurant, Inc.	43,639
614	Assured Guaranty Ltd.	45,946
659	Axis Capital Holdings Ltd.	36,489
126	Erie Indemnity Co., Class A	42,200
902	Fidelity National Financial, Inc.	46,020
658	First American Financial Corp.	42,401
342	Globe Life, Inc.	41,628
335	Hanover Insurance Group (The), Inc.	40,676
90	Kinsale Capital Group, Inc.	30,142
1,505	Lincoln National Corp.	40,590
1,379	Old Republic International Corp.	40,542
191	Primerica, Inc.	39,300
256	Reinsurance Group of America, Inc.	41,416
188	RenaissanceRe Holdings Ltd.	36,848
275	RLI Corp.	36,608
360	Selective Insurance Group, Inc.	35,813
755	Unum Group	34,141
25	White Mountains Insurance Group Ltd.	37,625
		751,733
	Leisure Products — 1.0%
988	Acushnet Holdings Corp.	62,412
626	Brunswick Corp.	60,565
793	Hasbro, Inc.	40,491
503	Polaris, Inc.	47,669
		211,137
	Life Sciences Tools & Services — 1.0%
3,014	Bruker Corp.	221,469
	Machinery — 4.5%
418	AGCO Corp.	50,749
838	Allison Transmission Holdings, Inc.	48,730
557	Crane Co.	65,804
830	Donaldson Co., Inc.	54,241
705	Esab Corp.	61,067
828	Federal Signal Corp.	63,541
1,244	Flowserve Corp.	51,278
554	Franklin Electric Co., Inc.	53,544
Shares	Description	Value

	Machinery (Continued)
1,169	Hillenbrand, Inc.	$55,937
505	ITT, Inc.	60,257
471	John Bean Technologies Corp.	46,841
272	Lincoln Electric Holdings, Inc.	59,149
916	Mueller Industries, Inc.	43,189
518	Oshkosh Corp.	56,156
859	Terex Corp.	49,358
469	Timken (The) Co.	37,590
595	Toro (The) Co.	57,114
286	Watts Water Technologies, Inc., Class A	59,585
		974,130
	Media — 1.7%
132	Cable One, Inc.	73,470
1,273	New York Times (The) Co., Class A	62,364
2,614	News Corp., Class A	64,174
366	Nexstar Media Group, Inc.	57,370
4,064	Paramount Global, Class B	60,107
3,598	TEGNA, Inc.	55,049
		372,534
	Metals & Mining — 1.0%
1,185	Alcoa Corp.	40,290
697	Commercial Metals Co.	34,878
8,807	Hecla Mining Co.	42,362
324	Royal Gold, Inc.	39,191
1,060	United States Steel Corp.	51,569
		208,290
	Mortgage REITs — 0.9%
3,935	AGNC Investment Corp.	38,602
1,975	Annaly Capital Management, Inc.	38,256
1,708	Blackstone Mortgage Trust, Inc., Class A	36,329
3,999	Rithm Capital Corp.	42,709
1,920	Starwood Property Trust, Inc.	40,359
		196,255
	Multi-Utilities — 0.4%
836	Black Hills Corp.	45,102
1,714	NiSource, Inc.	45,507
		90,609
	Office REITs — 0.8%
624	Boston Properties, Inc.	43,786
1,822	Cousins Properties, Inc.	44,366
1,174	Kilroy Realty Corp.	46,772
1,636	Vornado Realty Trust	46,217
		181,141
	Oil, Gas & Consumable Fuels — 4.1%
3,952	Antero Midstream Corp.	49,518

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,152	APA Corp.	$41,334
845	California Resources Corp.	46,205
549	Chesapeake Energy Corp.	42,240
292	Chord Energy Corp.	48,539
585	Civitas Resources, Inc.	40,002
4,292	Comstock Resources, Inc.	37,984
1,462	CVR Energy, Inc.	44,299
895	DT Midstream, Inc.	49,046
5,053	Equitrans Midstream Corp.	51,439
832	HF Sinclair Corp.	46,234
2,067	Magnolia Oil & Gas Corp., Class A	44,006
796	Matador Resources Co.	45,261
1,044	Murphy Oil Corp.	44,537
995	Ovintiv, Inc.	43,700
884	PBF Energy, Inc., Class A	38,861
3,391	Permian Resources Corp.	46,118
1,461	Range Resources Corp.	44,473
1,194	SM Energy Co.	46,232
26	Texas Pacific Land Corp.	40,884
		890,912
	Paper & Forest Products — 0.3%
895	Louisiana-Pacific Corp.	63,393
	Personal Care Products — 0.3%
390	Inter Parfums, Inc.	56,164
	Pharmaceuticals — 2.5%
10,818	Organon & Co.	155,996
5,878	Perrigo Co. PLC	189,154
19,046	Viatris, Inc.	206,268
		551,418
	Professional Services — 5.1%
2,185	Concentrix Corp.	214,589
17,524	Dun & Bradstreet Holdings, Inc.	205,031
578	Exponent, Inc.	50,887
1,367	Genpact Ltd.	47,449
507	Insperity, Inc.	59,430
2,970	KBR, Inc.	164,568
675	ManpowerGroup, Inc.	53,642
662	Maximus, Inc.	55,515
675	Robert Half, Inc.	59,346
1,659	Science Applications International Corp.	206,247
		1,116,704
Shares	Description	Value

	Real Estate Management & Development — 0.3%
2,285	eXp World Holdings, Inc.	$35,463
683	St. Joe (The) Co.	41,103
		76,566
	Residential REITs — 0.6%
1,209	Apartment Income REIT Corp.	41,988
392	Camden Property Trust	38,922
2,637	Independence Realty Trust, Inc.	40,346
		121,256
	Retail REITs — 1.6%
672	Agree Realty Corp.	42,302
1,786	Brixmor Property Group, Inc.	41,560
2,117	Kimco Realty Corp.	45,113
1,732	Kite Realty Group Trust	39,594
1,050	NNN REIT, Inc.	45,255
1,106	Phillips Edison & Co., Inc.	40,347
624	Regency Centers Corp.	41,808
1,107	Spirit Realty Capital, Inc.	48,365
		344,344
	Semiconductors & Semiconductor Equipment — 3.3%
7,746	Amkor Technology, Inc.	257,709
572	MKS Instruments, Inc.	58,842
2,294	Power Integrations, Inc.	188,360
1,115	Universal Display Corp.	213,255
		718,166
	Software — 2.8%
2,209	Dolby Laboratories, Inc., Class A	190,372
9,902	Gen Digital, Inc.	225,964
4,033	Pegasystems, Inc.	197,052
		613,388
	Specialized REITs — 1.0%
973	CubeSmart	45,098
817	Gaming and Leisure Properties, Inc.	40,319
446	Lamar Advertising Co., Class A	47,401
818	PotlatchDeltic Corp.	40,164
1,304	Rayonier, Inc.	43,567
		216,549
	Specialty Retail — 3.6%
1,109	Academy Sports & Outdoors, Inc.	73,194
937	Advance Auto Parts, Inc.	57,185
1,551	Bath & Body Works, Inc.	66,941
483	Dick’s Sporting Goods, Inc.	70,977
4,932	Gap (The), Inc.	103,128
195	Group 1 Automotive, Inc.	59,424
178	Lithia Motors, Inc.	58,612

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
153	Murphy USA, Inc.	$54,554
314	Penske Automotive Group, Inc.	50,400
730	Signet Jewelers Ltd.	78,300
1,068	Valvoline, Inc. (a)	40,135
337	Williams-Sonoma, Inc.	68,000
		780,850
	Textiles, Apparel & Luxury Goods — 1.5%
708	Columbia Sportswear Co.	56,314
685	PVH Corp.	83,652
452	Ralph Lauren Corp.	65,178
1,824	Tapestry, Inc.	67,142
2,967	VF Corp.	55,780
		328,066
	Trading Companies & Distributors — 2.0%
1,255	Air Lease Corp.	52,635
320	Applied Industrial Technologies, Inc.	55,261
335	Boise Cascade Co.	43,335
455	GATX Corp.	54,700
416	Herc Holdings, Inc.	61,938
504	MSC Industrial Direct Co., Inc., Class A	51,035
1,284	Rush Enterprises, Inc., Class A	64,585
344	WESCO International, Inc.	59,815
		443,304
	Water Utilities — 0.2%
1,232	Essential Utilities, Inc.	46,015

	Total Investments — 99.8%	21,712,142
	(Cost $19,740,468)
	Net Other Assets and Liabilities — 0.2%	45,944
	Net Assets — 100.0%	$21,758,086

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,712,142	$ 21,712,142	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.4%
833	Moog, Inc., Class A	$120,602
	Air Freight & Logistics — 0.3%
1,368	Forward Air Corp.	86,006
	Automobile Components — 1.0%
6,964	Dana, Inc.	101,744
870	LCI Industries	109,368
1,253	Patrick Industries, Inc.	125,738
		336,850
	Automobiles — 0.4%
1,718	Winnebago Industries, Inc.	125,208
	Banks — 12.0%
1,242	1st Source Corp.	68,248
1,362	Ameris Bancorp	72,254
3,056	Associated Banc-Corp.	65,368
1,817	Atlantic Union Bankshares Corp.	66,393
603	BancFirst Corp.	58,690
1,052	Bank of Hawaii Corp.	76,228
2,303	BankUnited, Inc.	74,686
1,234	Banner Corp.	66,093
1,504	Cathay General Bancorp	67,033
579	City Holding Co.	63,841
1,239	Community Bank System, Inc.	64,564
3,155	CVB Financial Corp.	63,699
4,169	Eastern Bankshares, Inc.	59,200
1,394	Enterprise Financial Services Corp.	62,242
1,844	FB Financial Corp.	73,483
1,858	First Bancorp	68,765
3,884	First BanCorp	63,892
2,720	First Busey Corp.	67,510
4,282	First Commonwealth Financial Corp.	66,114
2,668	First Financial Bancorp	63,365
2,897	First Hawaiian, Inc.	66,225
2,096	First Interstate BancSystem, Inc., Class A	64,452
1,879	First Merchants Corp.	69,673
4,317	Fulton Financial Corp.	71,058
1,777	Heartland Financial USA, Inc.	66,833
1,844	Hilltop Holdings, Inc.	64,927
5,908	Hope Bancorp, Inc.	71,369
1,065	Independent Bank Corp.	70,088
1,322	Independent Bank Group, Inc.	67,263
1,206	International Bancshares Corp.	65,510
1,102	Lakeland Financial Corp.	71,806
1,806	Live Oak Bancshares, Inc.	82,173
1,757	National Bank Holdings Corp., Class A	65,343
Shares	Description	Value

	Banks (Continued)
1,650	NBT Bancorp, Inc.	$69,152
749	Nicolet Bankshares, Inc.	60,280
5,111	Northwest Bancshares, Inc.	63,785
3,613	OceanFirst Financial Corp.	62,722
1,751	OFG Bancorp	65,627
2,403	Pacific Premier Bancorp, Inc.	69,951
553	Park National Corp.	73,472
1,134	Pathward Financial, Inc.	60,023
3,420	Provident Financial Services, Inc.	61,663
1,996	Renasant Corp.	67,225
1,931	S&T Bancorp, Inc.	64,534
2,381	Seacoast Banking Corp. of Florida	67,763
1,002	ServisFirst Bancshares, Inc.	66,763
3,083	Simmons First National Corp., Class A	61,167
2,452	Stellar Bancorp, Inc.	68,264
1,331	Stock Yards Bancorp, Inc.	68,533
2,280	TowneBank	67,853
1,632	TriCo Bancshares	70,127
2,406	Trustmark Corp.	67,079
843	UMB Financial Corp.	70,433
2,058	United Community Banks, Inc.	60,217
2,913	Veritex Holdings, Inc.	67,786
2,041	WaFd, Inc.	67,271
2,141	WesBanco, Inc.	67,163
1,209	Westamerica BanCorp	68,200
1,432	WSFS Financial Corp.	65,772
		3,951,213
	Beverages — 0.2%
591	MGP Ingredients, Inc.	58,225
	Broadline Retail — 0.4%
4,874	Kohl’s Corp.	139,786
	Building Products — 1.5%
1,306	Armstrong World Industries, Inc.	128,406
2,064	AZZ, Inc.	119,898
537	CSW Industrials, Inc.	111,379
2,371	Griffon Corp.	144,512
		504,195
	Capital Markets — 2.7%
1,397	Artisan Partners Asset Management, Inc., Class A	61,719
1,276	B. Riley Financial, Inc. (a)	26,783
9,902	BGC Group, Inc., Class A	71,492
834	Cohen & Steers, Inc.	63,159
1,544	Federated Hermes, Inc.	52,280
3,564	Golub Capital BDC, Inc.	53,816
578	Hamilton Lane, Inc., Class A	65,568
1,159	Moelis & Co., Class A	65,055
360	Piper Sandler Cos.	62,953

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
658	PJT Partners, Inc., Class A	$67,031
1,656	StepStone Group, Inc., Class A	52,711
1,736	TPG, Inc.	74,943
1,568	Victory Capital Holdings, Inc., Class A	54,002
3,027	Virtu Financial, Inc., Class A	61,327
259	Virtus Investment Partners, Inc.	62,616
		895,455
	Chemicals — 1.0%
1,418	AdvanSix, Inc.	42,483
431	Innospec, Inc.	53,117
805	Minerals Technologies, Inc.	57,405
2,071	Orion S.A.	57,429
753	Sensient Technologies Corp.	49,698
588	Stepan Co.	55,595
		315,727
	Commercial Services & Supplies — 2.3%
2,351	ABM Industries, Inc.	105,395
1,713	Brady Corp., Class A	100,536
1,295	Brink’s (The) Co.	113,895
2,950	HNI Corp.	123,399
2,625	Matthews International Corp., Class A	96,206
4,178	MillerKnoll, Inc.	111,469
577	UniFirst Corp.	105,539
		756,439
	Construction & Engineering — 0.7%
2,474	Granite Construction, Inc.	125,828
2,874	Primoris Services Corp.	95,445
		221,273
	Construction Materials — 0.3%
468	United States Lime & Minerals, Inc.	107,804
	Consumer Finance — 0.6%
2,750	Bread Financial Holdings, Inc.	90,585
3,036	Navient Corp.	56,530
585	Nelnet, Inc., Class A	51,609
		198,724
	Consumer Staples Distribution & Retail — 0.6%
1,211	Andersons (The), Inc.	69,681
828	Ingles Markets, Inc., Class A	71,514
990	Weis Markets, Inc.	63,321
		204,516
Shares	Description	Value

	Containers & Packaging — 0.5%
11,569	Pactiv Evergreen, Inc.	$158,611
	Diversified Consumer Services — 0.8%
175	Graham Holdings Co., Class B	121,891
1,358	Strategic Education, Inc.	125,438
		247,329
	Diversified REITs — 0.8%
2,876	Alexander & Baldwin, Inc.	54,701
2,474	American Assets Trust, Inc.	55,690
3,365	Broadstone Net Lease, Inc.	57,945
5,985	Empire State Realty Trust, Inc., Class A	57,995
5,007	Global Net Lease, Inc.	49,820
		276,151
	Diversified Telecommunication Services — 1.0%
4,241	Cogent Communications Holdings, Inc.	322,570
	Electric Utilities — 0.7%
1,107	ALLETE, Inc.	67,704
853	MGE Energy, Inc.	61,680
1,239	Otter Tail Corp.	105,278
		234,662
	Electrical Equipment — 0.4%
515	Encore Wire Corp.	110,004
11,505	GrafTech International Ltd.	25,196
		135,200
	Electronic Equipment, Instruments & Components — 4.2%
1,693	Crane NXT Co.	96,281
8,271	CTS Corp.	361,773
15,109	Methode Electronics, Inc.	343,428
4,227	Napco Security Technologies, Inc.	144,775
6,468	PC Connection, Inc.	434,714
		1,380,971
	Energy Equipment & Services — 2.3%
9,846	Archrock, Inc.	151,628
5,581	Atlas Energy Solutions, Inc.	96,105
2,471	Cactus, Inc., Class A	112,183
5,167	Core Laboratories, Inc.	91,249
6,699	Liberty Energy, Inc.	121,520
8,964	Patterson-UTI Energy, Inc.	96,811
13,877	RPC, Inc.	101,025
		770,521
	Financial Services — 1.4%
2,786	Compass Diversified Holdings	62,546

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
2,530	EVERTEC, Inc.	$103,578
339	Federal Agricultural Mortgage Corp., Class C	64,823
1,368	Jackson Financial, Inc., Class A	70,042
1,886	Merchants Bancorp	80,306
704	Walker & Dunlop, Inc.	78,151
		459,446
	Food Products — 1.0%
1,288	Cal-Maine Foods, Inc.	73,918
2,414	Fresh Del Monte Produce, Inc.	63,368
381	J & J Snack Foods Corp.	63,680
2,089	Tootsie Roll Industries, Inc.	69,438
4,644	Utz Brands, Inc.	75,419
		345,823
	Gas Utilities — 0.6%
598	Chesapeake Utilities Corp.	63,167
1,532	Northwest Natural Holding Co.	59,656
1,033	Spire, Inc.	64,397
		187,220
	Ground Transportation — 1.5%
925	ArcBest Corp.	111,194
6,403	Heartland Express, Inc.	91,307
4,772	Marten Transport Ltd.	100,117
3,397	Schneider National, Inc., Class B	86,454
2,415	Werner Enterprises, Inc.	102,323
		491,395
	Health Care Equipment & Supplies — 6.1%
57,690	Embecta Corp.	1,092,072
15,937	LeMaitre Vascular, Inc.	904,584
		1,996,656
	Health Care Providers & Services — 7.9%
29,292	Patterson Cos., Inc.	833,357
40,383	Premier, Inc., Class A	902,964
9,465	US Physical Therapy, Inc.	881,570
		2,617,891
	Health Care REITs — 0.6%
2,347	CareTrust REIT, Inc.	52,526
1,498	LTC Properties, Inc.	48,116
937	National Health Investors, Inc.	52,331
3,452	Sabra Health Care REIT, Inc.	49,260
		202,233
	Hotel & Resort REITs — 1.2%
5,992	DiamondRock Hospitality Co.	56,265
3,906	Park Hotels & Resorts, Inc.	59,762
3,541	Pebblebrook Hotel Trust	56,585
4,915	RLJ Lodging Trust	57,604
Shares	Description	Value

	Hotel & Resort REITs (Continued)
6,257	Service Properties Trust	$53,435
5,146	Sunstone Hotel Investors, Inc.	55,216
4,085	Xenia Hotels & Resorts, Inc.	55,638
		394,505
	Hotels, Restaurants & Leisure — 3.2%
4,154	Bloomin’ Brands, Inc.	116,935
3,372	Cheesecake Factory (The), Inc.	118,054
1,520	Cracker Barrel Old Country Store, Inc.	117,162
1,479	Jack in the Box, Inc.	120,731
8,192	Krispy Kreme, Inc.	123,617
1,645	Monarch Casino & Resort, Inc.	113,752
1,497	Papa John’s International, Inc.	114,116
2,492	Red Rock Resorts, Inc., Class A	132,898
2,781	Travel + Leisure Co.	108,709
		1,065,974
	Household Durables — 0.8%
1,530	Century Communities, Inc.	139,444
3,308	La-Z-Boy, Inc.	122,132
		261,576
	Household Products — 0.6%
1,947	Energizer Holdings, Inc.	61,681
796	Spectrum Brands Holdings, Inc.	63,497
307	WD-40 Co.	73,394
		198,572
	Independent Power and Renewable Electricity Producers — 0.2%
2,762	Clearway Energy, Inc., Class C	75,762
	Industrial REITs — 0.4%
636	Innovative Industrial Properties, Inc.	64,121
5,406	LXP Industrial Trust	53,628
		117,749
	Insurance — 1.1%
2,203	CNO Financial Group, Inc.	61,464
1,780	Horace Mann Educators Corp.	58,206
1,244	Kemper Corp.	60,545
1,865	Mercury General Corp.	69,583
120	National Western Life Group, Inc., Class A	57,962
1,194	Stewart Information Services Corp.	70,148
		377,908
	Interactive Media & Services — 1.3%
9,073	Shutterstock, Inc.	438,044

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 5.7%
544	Alamo Group, Inc.	$114,344
1,090	Albany International Corp., Class A	107,060
1,996	Astec Industries, Inc.	74,251
2,769	Barnes Group, Inc.	90,353
2,694	Columbus McKinnon Corp.	105,120
3,559	Enerpac Tool Group Corp.	110,649
776	Enpro, Inc.	121,630
901	ESCO Technologies, Inc.	105,444
2,351	Greenbrier (The) Cos., Inc.	103,867
1,695	Helios Technologies, Inc.	76,868
417	Kadant, Inc.	116,889
3,780	Kennametal, Inc.	97,486
799	Lindsay Corp.	103,199
7,418	Mueller Water Products, Inc., Class A	106,819
646	Standex International Corp.	102,314
1,268	Tennant Co.	117,531
3,863	Trinity Industries, Inc.	102,717
4,453	Wabash National Corp.	114,086
		1,870,627
	Marine Transportation — 0.4%
1,060	Matson, Inc.	116,176
	Media — 0.6%
2,748	John Wiley & Sons, Inc., Class A	87,221
2,678	Scholastic Corp.	100,961
		188,182
	Metals & Mining — 2.0%
478	Alpha Metallurgical Resources, Inc.	162,004
727	Arch Resources, Inc.	120,639
656	Carpenter Technology Corp.	46,445
1,576	Compass Minerals International, Inc.	39,904
585	Kaiser Aluminum Corp.	41,646
432	Materion Corp.	56,216
1,515	Ryerson Holding Corp.	52,540
2,429	Warrior Met Coal, Inc.	148,096
		667,490
	Mortgage REITs — 2.1%
5,161	Apollo Commercial Real Estate Finance, Inc.	60,590
3,444	Arbor Realty Trust, Inc. (a)	52,280
2,460	ARMOUR Residential REIT, Inc.	47,527
9,576	Chimera Investment Corp.	47,784
4,719	Claros Mortgage Trust, Inc.	64,320
3,949	Franklin BSP Realty Trust, Inc.	53,351
Shares	Description	Value

	Mortgage REITs (Continued)
2,270	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	$62,607
5,096	Ladder Capital Corp.	58,655
5,441	MFA Financial, Inc.	61,320
4,216	PennyMac Mortgage Investment Trust	63,029
5,172	Ready Capital Corp.	53,013
3,949	Two Harbors Investment Corp.	55,010
		679,486
	Multi-Utilities — 0.4%
1,806	Avista Corp.	64,547
1,216	Northwestern Energy Group, Inc.	61,882
		126,429
	Office REITs — 1.2%
2,019	COPT Defense Properties	51,747
3,771	Douglas Emmett, Inc.	54,680
4,210	Easterly Government Properties, Inc.	56,582
2,335	Highwoods Properties, Inc.	53,612
3,328	JBG SMITH Properties	56,609
10,415	Paramount Group, Inc.	53,846
1,290	SL Green Realty Corp.	58,269
		385,345
	Oil, Gas & Consumable Fuels — 3.1%
1,183	CONSOL Energy, Inc.	118,927
4,367	Delek US Holdings, Inc.	112,669
7,349	HighPeak Energy, Inc.	104,650
2,090	International Seaways, Inc.	95,053
3,676	Kinetik Holdings, Inc.	122,779
3,084	Northern Oil and Gas, Inc.	114,324
4,773	Peabody Energy Corp.	116,079
5,124	Sitio Royalties Corp., Class A	120,465
5,531	World Kinect Corp.	125,996
		1,030,942
	Paper & Forest Products — 0.1%
1,003	Sylvamo Corp.	49,257
	Passenger Airlines — 0.3%
1,329	Allegiant Travel Co.	109,789
	Personal Care Products — 0.5%
1,687	Edgewell Personal Care Co.	61,795
833	Medifast, Inc.	55,994
2,941	Nu Skin Enterprises, Inc., Class A	57,114
		174,903
	Professional Services — 2.3%
6,754	CSG Systems International, Inc.	359,381

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
779	ICF International, Inc.	$104,456
1,577	Kforce, Inc.	106,542
1,983	Korn Ferry	117,691
3,587	TTEC Holdings, Inc.	77,730
		765,800
	Real Estate Management & Development — 0.5%
2,737	DigitalBridge Group, Inc.	48,007
3,264	Kennedy-Wilson Holdings, Inc.	40,409
1,640	Marcus & Millichap, Inc.	71,635
		160,051
	Residential REITs — 0.3%
3,528	Elme Communities	51,509
2,916	Veris Residential, Inc.	45,869
		97,378
	Retail REITs — 1.5%
3,353	Acadia Realty Trust	56,967
1,735	Getty Realty Corp.	50,697
2,021	InvenTrust Properties Corp.	51,212
4,410	Macerich (The) Co.	68,046
3,088	NETSTREIT Corp.	55,121
3,887	Retail Opportunity Investments Corp.	54,535
3,902	SITE Centers Corp.	53,184
2,129	Tanger, Inc.	59,016
3,153	Urban Edge Properties	57,700
		506,478
	Software — 5.5%
22,970	A10 Networks, Inc.	302,515
32,326	Adeia, Inc.	400,519
18,640	Clear Secure, Inc., Class A	384,916
3,271	InterDigital, Inc.	355,034
6,566	Progress Software Corp.	356,534
		1,799,518
	Specialized REITs — 1.1%
1,158	EPR Properties	56,105
2,168	Four Corners Property Trust, Inc.	54,850
1,516	National Storage Affiliates Trust	62,869
4,764	Outfront Media, Inc.	66,506
2,703	Safehold, Inc.	63,250
10,194	Uniti Group, Inc.	58,921
		362,501
	Specialty Retail — 3.5%
6,150	American Eagle Outfitters, Inc.	130,134
3,060	Buckle (The), Inc.	145,411
5,005	Camping World Holdings, Inc., Class A	131,432
5,888	Foot Locker, Inc.	183,411
Shares	Description	Value

	Specialty Retail (Continued)
4,721	Guess?, Inc.	$108,866
3,679	Monro, Inc.	107,942
2,139	Sonic Automotive, Inc., Class A	120,233
3,469	Upbound Group, Inc.	117,842
280	Winmark Corp.	116,914
		1,162,185
	Technology Hardware, Storage & Peripherals — 1.2%
22,004	Xerox Holdings Corp.	403,333
	Textiles, Apparel & Luxury Goods — 2.2%
1,477	Carter’s, Inc.	110,613
25,797	Hanesbrands, Inc. (b)	115,055
2,327	Kontoor Brands, Inc.	145,251
7,523	Levi Strauss & Co., Class A	124,430
1,063	Oxford Industries, Inc.	106,300
3,216	Steven Madden Ltd.	135,072
		736,721
	Tobacco — 0.5%
1,321	Universal Corp.	88,930
5,862	Vector Group Ltd.	66,123
		155,053
	Trading Companies & Distributors — 1.1%
2,646	FTAI Aviation Ltd.	122,774
2,178	H&E Equipment Services, Inc.	113,953
938	McGrath RentCorp	112,204
		348,931
	Water Utilities — 0.7%
743	American States Water Co.	59,752
1,235	California Water Service Group	64,060
882	Middlesex Water Co.	57,877
972	SJW Group	63,520
		245,209
	Total Common Stocks	32,920,576
	(Cost $30,169,190)

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$133,629	JPMorgan Chase & Co., 5.33% (c), dated 12/29/23, due 01/02/24, with a maturity value of $133,728. Collateralized by U.S. Treasury Securities, interest rates of 2.50% to 5.00%, due 02/15/29 to 08/15/53. The value of the collateral including accrued interest is $136,302. (d)	$133,629
	(Cost $133,629)

	Total Investments — 100.2%	33,054,205
	(Cost $30,302,819)
	Net Other Assets and Liabilities — (0.2)%	(61,735)
	Net Assets — 100.0%	$32,992,470

(a)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $127,486 and the total value of the collateral held by the Fund is $133,629.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2023.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 32,920,576	$ 32,920,576	$ —	$ —
Repurchase Agreements	133,629	—	133,629	—
Total Investments	$33,054,205	$32,920,576	$133,629	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 0.9%
507	L3Harris Technologies, Inc.	$106,784
223	Lockheed Martin Corp.	101,073
		207,857
	Air Freight & Logistics — 1.4%
1,134	C.H. Robinson Worldwide, Inc.	97,966
264	FedEx Corp.	66,784
933	United Parcel Service, Inc., Class B	146,696
		311,446
	Banks — 1.3%
2,166	M&T Bank Corp.	296,915
	Beverages — 0.4%
1,455	Coca-Cola (The) Co.	85,743
	Biotechnology — 1.5%
2,122	AbbVie, Inc.	328,846
	Capital Markets — 6.7%
306	Ameriprise Financial, Inc.	116,228
296	BlackRock, Inc.	240,293
600	CME Group, Inc.	126,360
12,664	Franklin Resources, Inc.	377,260
3,976	Northern Trust Corp.	335,495
2,839	T. Rowe Price Group, Inc.	305,732
		1,501,368
	Chemicals — 2.1%
269	Air Products and Chemicals, Inc.	73,652
623	Celanese Corp.	96,796
1,274	Eastman Chemical Co.	114,431
1,452	International Flavors & Fragrances, Inc.	117,568
402	PPG Industries, Inc.	60,119
		462,566
	Consumer Staples Distribution & Retail — 1.7%
902	Target Corp.	128,463
9,948	Walgreens Boots Alliance, Inc.	259,742
		388,205
	Containers & Packaging — 0.5%
11,767	Amcor PLC	113,434
	Distributors — 1.0%
1,575	Genuine Parts Co.	218,137
	Diversified Telecommunication Services — 3.9%
23,048	Verizon Communications, Inc.	868,910
	Electric Utilities — 2.3%
894	Duke Energy Corp.	86,754
1,254	Edison International	89,648
Shares	Description	Value

	Electric Utilities (Continued)
863	Entergy Corp.	$87,327
1,701	Evergy, Inc.	88,792
1,088	Pinnacle West Capital Corp.	78,162
1,122	Southern (The) Co.	78,675
		509,358
	Electrical Equipment — 0.3%
796	Emerson Electric Co.	77,475
	Electronic Equipment, Instruments & Components — 5.6%
25,913	Corning, Inc.	789,051
3,269	TE Connectivity Ltd.	459,294
		1,248,345
	Energy Equipment & Services — 0.5%
3,335	Baker Hughes Co.	113,990
	Financial Services — 1.2%
4,361	Fidelity National Information Services, Inc.	261,965
	Food Products — 1.5%
4,379	Conagra Brands, Inc.	125,502
1,943	Kellanova	108,633
2,059	Tyson Foods, Inc., Class A	110,672
		344,807
	Ground Transportation — 0.5%
417	Union Pacific Corp.	102,424
	Health Care Equipment & Supplies — 3.4%
1,736	Abbott Laboratories	191,082
425	Becton Dickinson & Co.	103,628
3,924	DENTSPLY SIRONA, Inc.	139,655
3,825	Medtronic PLC	315,103
		749,468
	Health Care Providers & Services — 4.3%
1,930	Cardinal Health, Inc.	194,544
441	Cigna Group (The)	132,058
3,928	CVS Health Corp.	310,155
1,474	Quest Diagnostics, Inc.	203,235
222	UnitedHealth Group, Inc.	116,876
		956,868
	Hotels, Restaurants & Leisure — 0.9%
692	McDonald’s Corp.	205,185
	Household Durables — 2.9%
2,091	Garmin Ltd.	268,777
3,177	Whirlpool Corp.	386,863
		655,640

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 0.9%
729	Clorox (The) Co.	$103,948
798	Kimberly-Clark Corp.	96,965
		200,913
	Industrial Conglomerates — 1.2%
2,384	3M Co.	260,619
	Insurance — 4.2%
1,647	Aflac, Inc.	135,877
777	Assurant, Inc.	130,917
1,719	Cincinnati Financial Corp.	177,848
262	Everest Group Ltd.	92,638
3,268	MetLife, Inc.	216,113
908	Travelers (The) Cos., Inc.	172,965
		926,358
	IT Services — 5.8%
1,035	Accenture PLC, Class A	363,192
5,737	International Business Machines Corp.	938,286
		1,301,478
	Leisure Products — 1.4%
5,934	Hasbro, Inc.	302,990
	Machinery — 2.0%
420	Cummins, Inc.	100,619
342	Illinois Tool Works, Inc.	89,584
335	Snap-on, Inc.	96,761
1,617	Stanley Black & Decker, Inc.	158,628
		445,592
	Media — 4.7%
9,329	Comcast Corp., Class A	409,076
7,476	Omnicom Group, Inc.	646,749
		1,055,825
	Oil, Gas & Consumable Fuels — 3.6%
1,222	Chevron Corp.	182,274
1,071	EOG Resources, Inc.	129,537
1,527	Exxon Mobil Corp.	152,670
4,833	ONEOK, Inc.	339,373
		803,854
	Personal Care Products — 2.0%
20,622	Kenvue, Inc.	443,992
	Pharmaceuticals — 3.4%
5,471	Bristol-Myers Squibb Co.	280,717
1,579	Johnson & Johnson	247,492
2,152	Merck & Co., Inc.	234,611
		762,820
	Professional Services — 1.5%
290	Automatic Data Processing, Inc.	67,561
Shares	Description	Value

	Professional Services (Continued)
314	Broadridge Financial Solutions, Inc.	$64,606
884	Paychex, Inc.	105,293
1,218	Robert Half, Inc.	107,087
		344,547
	Residential REITs — 1.1%
387	AvalonBay Communities, Inc.	72,454
346	Essex Property Trust, Inc.	85,787
572	Mid-America Apartment Communities, Inc.	76,911
		235,152
	Retail REITs — 1.0%
928	Federal Realty Investment Trust	95,630
2,112	Realty Income Corp.	121,271
		216,901
	Semiconductors & Semiconductor Equipment — 10.6%
2,397	Analog Devices, Inc.	475,949
5,196	Microchip Technology, Inc.	468,575
5,087	QUALCOMM, Inc.	735,733
4,072	Texas Instruments, Inc.	694,113
		2,374,370
	Specialized REITs — 0.3%
576	Digital Realty Trust, Inc.	77,518
	Specialty Retail — 4.2%
6,006	Best Buy Co., Inc.	470,150
753	Home Depot (The), Inc.	260,952
876	Lowe’s Cos., Inc.	194,954
		926,056
	Technology Hardware, Storage & Peripherals — 6.6%
35,038	Hewlett Packard Enterprise Co.	594,945
29,359	HP, Inc.	883,413
		1,478,358
	Trading Companies & Distributors — 0.4%
1,492	Fastenal Co.	96,637

	Total Investments — 99.7%	22,262,932
	(Cost $20,901,546)
	Net Other Assets and Liabilities — 0.3%	60,641
	Net Assets — 100.0%	$22,323,573

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 22,262,932	$ 22,262,932	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
December 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Emerging Markets Equity Select ETF
Large Cap US Equity Select ETF
Mid Cap US Equity Select ETF
Small Cap US Equity Select ETF
Nasdaq Riskalyze Emerging MarketsTM Index, Nasdaq Riskalyze US Large CapTM Index, Nasdaq Riskalyze US Mid CapTM Index and Nasdaq Riskalyze US Small CapTM Index are trademarks or service marks of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Nitrogen Wealth and Nitrogen Wealth makes no representation regarding the advisability of trading in the Funds. Nasdaq Riskalyze Emerging MarketsTM Index, Nasdaq Riskalyze US Large CapTM Index, Nasdaq Riskalyze US Mid CapTM Index and Nasdaq Riskalyze US Small CapTM Index (“Riskalyze Indexes”) are products of Nitrogen Wealth. RISKALYZE® and NASDAQ RISKALYZE EMERGING MARKETSTM INDEX, NASDAQ RISKALYZE US LARGE CAPTM INDEX, NASDAQ RISKALYZE US MID CAPTM INDEX and NASDAQ RISKALYZE US SMALL CAPTM INDEX are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.
First Trust S&P 500 Diversified Dividend Aristocrats ETF
S&P 500® Sector-Neutral Dividend Aristocrats Index (the “S&P Dow Jones Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Index.